CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Statement of Stockholders' Equity [Abstract]
Common stock dividends (in usd per share)	$ 0.85	$ 0.85
Preferred stock, dividends (in usd per share)	$ 1.84	$ 1.84